NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE

Non-convertible notes payable as of December 31, 2025 and 2024 are comprised of the following:

	December 31, 2025	December 31, 2024
20% Cash Payment Notes	$2,965,429	$2,607,636
PPP Loans Payable	-	471,300
Other Non-Convertible Notes	1,305,704	2,239,019
Less current portion	(4,271,133)	(4,846,655)
Long term portion	$-	$471,300

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of December 31, 2025 and 2024 are comprised of the following:

	December 31, 2025	December 31, 2024
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,948,250	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	10,447,244	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	3,573,750	2,427,500
Total	19,969,244	14,000,962
Less: unamortized discounts	-	(214,812)
Total	$19,969,244	$13,786,150
Less current portion	(19,969,244)	(13,786,150)
Long-term portion	$-	$-